Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Current Income Tax Expense (Benefit)	¥ 76,647	¥ 90,263	¥ 68,062
Deferred income taxes	130,180	56,606	41,773
Income from continuing operations	206,827	146,869	109,835
Japanese | Income Tax Expense Benefit Member
Income Taxes [Line Items]
Current Income Tax Expense (Benefit)	(52,701)	9,209	2,829
Deferred income taxes	22,324	(7,018)	7,654
Income from continuing operations	(30,377)	2,191	10,483
Foreign | Income Tax Expense Benefit Member
Income Taxes [Line Items]
Current Income Tax Expense (Benefit)	129,348	81,054	65,233
Deferred income taxes	107,856	63,624	34,119
Income from continuing operations	237,204	144,678	99,352
Income Tax Expense Benefit Member
Income Taxes [Line Items]
Deferred income taxes	130,180	56,606	41,773
Income from continuing operations	¥ 206,827	¥ 146,869	¥ 109,835